SUBSEQUENT EVENTS (Details Narrative) $ in Thousands, ¥ in Millions	Sep. 29, 2025 USD ($) shares	Sep. 01, 2025 shares	Aug. 18, 2025 shares	Jul. 15, 2025 shares	Jul. 08, 2025 shares	Sep. 29, 2025 CNY (¥)	Aug. 17, 2025 shares	Jun. 30, 2025 shares	Dec. 31, 2024 shares
Subsequent Event [Line Items]
Ordinary shares, authorized								100,000,000	100,000,000
Subsequent Event [Member] | Skyladder Group Limited [Member] | Share Purchase Agreement [Member]
Subsequent Event [Line Items]
Equity interest acquired, percentage	100.00%					100.00%
Business acquisition cost	$ 21,360					¥ 152
Business acquisition, shares issued, shares	7,882,921,000,000
Subsequent Event [Member] | Common Class A [Member]
Subsequent Event [Line Items]
General meetings votes			each class A share being entitled to one hundred (100) votes
Ordinary shares, authorized			50,000,000
Subsequent Event [Member] | Common Class A [Member] | Mri Lin [Member]
Subsequent Event [Line Items]
Reissued of ordinary shares		50,418		50,418
Subsequent Event [Member] | Ordinary Shares [Member]
Subsequent Event [Line Items]
Ordinary shares, authorized			5,060,000,000				100,000,000
Redemption of ordinary shares		50,418		50,418
Subsequent Event [Member] | Ordinary Shares One [Member]
Subsequent Event [Line Items]
Ordinary shares, authorized			5,000,000,000
Subsequent Event [Member] | Ordinary Shares Two [Member]
Subsequent Event [Line Items]
Ordinary shares, authorized			10,000,000
Restricted Stock [Member] | Subsequent Event [Member] | Board of Directors Chairman [Member]
Subsequent Event [Line Items]
Restricted shares for services					266,666